SHARE BASED COMPENSATION (Details)				1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	May 31, 2010	Jan. 31, 2005	Dec. 31, 2000	Apr. 30, 2008 MTS OJSC The Stock Option Plan	Dec. 31, 2010 MTS OJSC The Stock Option Plan USD ($)	Dec. 31, 2009 MTS OJSC The Stock Option Plan USD ($)	Dec. 31, 2008 MTS OJSC The Stock Option Plan USD ($)	Dec. 31, 2007 MTS OJSC The Stock Option Plan USD ($)	Dec. 31, 2000 MTS OJSC The Stock Option Plan	Dec. 31, 2009 MTS OJSC The 2009 Phantom Stock Plan	Dec. 31, 2010 MTS OJSC The 2009 Phantom Stock Plan USD ($)	Dec. 31, 2009 MTS OJSC The 2009 Phantom Stock Plan	Apr. 30, 2008 MTS OJSC The 2007 Phantom Stock Plan	Jun. 30, 2007 MTS OJSC The 2007 Phantom Stock Plan	Dec. 31, 2010 MTS OJSC The 2007 Phantom Stock Plan USD ($)	Dec. 31, 2009 MTS OJSC The 2007 Phantom Stock Plan USD ($)	Dec. 31, 2008 MTS OJSC The 2007 Phantom Stock Plan USD ($)	May 31, 2008 MTS OJSC Phantom Grant 2008 (I)	Dec. 31, 2009 MTS OJSC Phantom Grant 2008 (I) USD ($)	Dec. 31, 2008 MTS OJSC Phantom Grant 2008 (I) USD ($)	Jul. 31, 2008 MTS OJSC Phantom Grant 2008 (II)	Dec. 31, 2010 MTS OJSC Phantom Grant 2008 (II) USD ($)	Dec. 31, 2009 MTS OJSC Phantom Grant 2008 (II) USD ($)	Dec. 31, 2008 MTS OJSC Phantom Grant 2008 (II) USD ($)	Dec. 31, 2008 Comstar-UTS The 2006 Program USD ($)	Mar. 31, 2008 Comstar-UTS The 2006 Program	Nov. 30, 2006 Comstar-UTS The 2006 Program USD ($)	Nov. 30, 2006 Comstar-UTS The 2006 Program RUB	Dec. 31, 2008 Comstar-UTS The 2006 Program USD ($)	Nov. 30, 2008 Comstar-UTS The 2006 Program USD ($)	Mar. 31, 2010 Comstar-UTS 2008 Phantom Option Program USD ($)	Dec. 31, 2010 Comstar-UTS 2008 Phantom Option Program USD ($)	Dec. 31, 2009 Comstar-UTS 2008 Phantom Option Program USD ($)	Dec. 31, 2008 Comstar-UTS 2008 Phantom Option Program USD ($)	Mar. 31, 2010 Comstar-UTS The 2010 Phantom Option Program	Dec. 31, 2010 Comstar-UTS The 2010 Phantom Option Program USD ($)	Dec. 31, 2008 2008 Phantom Option Program
Share-based compensation
Shares authorized to fund awards for selected officers and key employees (in shares)									9,966,631				9,556,716	3,600,000
Vesting period (in years)					two year									two year													two year	two year
Period within which awards can be exercisable from the vesting date					two weeks																						1 month	1 month
Period preceding the specified date for average market price to compute specified price (in days)					one hundred day					sixty trading days				one hundred day												60 calendar days					60 calendar days				60 trading days
Additional shares authorized to fund a stock option award to MTS' chief executive officer (in shares)				3,255,175
Additional ADSs authorized to fund a stock option award to MTS' chief executive officer (in shares)				651,035
Maximum vesting period (in years)				2
The entity's ranking among mobile operators in the world, a condition for vesting of awards				20									20
Percentage of predetermined threshold of market capitalization growth rate, a condition for vesting of awards (as a percent)				15.00%									15.00%
Stock option plan, Number of shares
Outstanding at the beginning of the period (in shares)					1,302,070	1,302,070	1,397,256
Granted (in shares)							1,302,070
Exercised (in shares)							(1,397,256)
Expired (in shares)					(1,302,070)
Outstanding at the end of the period (in shares)						1,302,070	1,302,070
Stock options, Weighted average exercise price (per share), U.S.Dollars
Outstanding at the beginning of the period (in dollars per share)					$ 15.93	$ 15.93	$ 6.31
Granted (in dollars per share)							$ 15.93																				$ 4.6	122.3
Exercised (in dollars per share)							$ 6.31
Expired (in dollars per share)					$ 15.93
Outstanding at the end of the period (in dollars per share)						$ 15.93	$ 15.93
Weighted average grant date fair value of options (per share), U.S.Dollars
Outstanding at the beginning of the period (in dollars per share)					$ 2.44	$ 2.44	$ 4.05
Granted (in dollars per share)							$ 2.44
Exercised (in dollars per share)							$ 4.05
Expired (in dollars per share)					$ 2.44
Outstanding at the end of the period (in dollars per share)						$ 2.44	$ 2.44
Stock options, Aggregate intrinsic value
Outstanding at the beginning of the period (in dollars)								$ 5,236,000
Intrinsic value of options exercised							7,400,000
Compensation cost under stock option plan
Compensation cost					600,000	1,200,000	3,500,000				7,200,000						1,300,000															300,000	(2,000,000)	2,300,000		7,500,000
Related deferred tax benefit on share-based compensation					100,000	200,000	700,000				1,400,000						300,000
Assumptions based on which fair value of options granted was estimated using the Monte-Carlo simulation model
Risk free rate (as a percent)							2.30%										0.20%			0.40%				0.40%									0.10%	2.40%
Minimum risk free rate (as a percent)																							0.05%
Maximum risk free rate (as a percent)																							0.20%
Expected residual option life (in months)																																	3	15
Expected dividends																																					Notional
Present value of expected dividends (in dollars)							4,170										2,700			2,700			1,620	4,100
Expected volatility (as a percent)							40.00%										135.00%			90.00%			50.00%	90.00%									97.00%	82.00%
Expected life (in years)							2
Remaining vesting period, years (in years)																	0.5			0.5			0.5	1.5
Fair value of award (in dollars per share)							$ 2.44										$ 2.00			$ 0.07			$ 0.06	$ 1.99									$ 0.03	$ 0.36
Effect of the estimated forfeitures on expenses							2,300,000				900,000						1,500,000
The Phantom Stock Plan
Number of shares per ADS (in shares)	2	5	20							5		5		5
Maximum number of participants, top and mid-level managers potentially eligible for the plan													420
Number of ADSs
Outstanding at the beginning of the period (in shares)															1,598,633	6,013,610	683,336															10,545,882	12,125,882
Granted (in shares)											444,417						6,676,716	4,562,830			2,113,886													13,065,882		278,339
Exercised (in shares)																																				(240,914)
Expired (in shares)															(1,569,391)	(3,883,144)																(10,545,882)
Forfeited (in shares)											(50,729)				(29,242)	(531,833)	(1,346,442)																(1,580,000)	(940,000)		(37,425)
Outstanding at the end of the period (in shares)											393,688					1,598,633	6,013,610																10,545,882	12,125,882
Weighted average exercise price (per ADS), U.S. Dollar
Outstanding at the beginning of the period (in dollars per share)															$ 79.63	$ 75.41	$ 56.79															$ 10.2368	$ 10.2368
Granted (in dollars per share)																	$ 76.64																	$ 10.2368
Expired (in dollars per share)															$ 79.63	$ 73.51																$ 10.2368
Forfeited (in dollars per share)															$ 79.63	$ 76.62	$ 72.02																$ 10.2368	$ 10.2368
Outstanding at the end of the period (in dollars per share)																$ 79.63	$ 75.41																$ 10.2368	$ 10.2368
Weighted average grant date fair value of options, U.S. Dollar
Outstanding at the beginning of the period (in dollars per share)															$ 0.06	$ 0.78	$ 44.00															$ 2.35	$ 2.36
Granted (in dollars per share)											$ 53.47						$ 0.68																	$ 2.36		$ 28.62
Exercised (in dollars per share)																																				$ 28.62
Expired (in dollars per share)																																$ 2.35
Forfeited (in dollars per share)																$ 0.03	$ 0.88																$ 2.37	$ 2.37		$ 28.62
Outstanding at the end of the period (in dollars per share)											$ 53.47					$ 0.06	$ 0.78																$ 2.35	$ 2.36
Share-based compensation costs
Reversal of previously recorded expense																500,000	8,900,000		100,000			70,000	800,000		9,200,000
Related deferred tax expense																300,000	1,800,000
Unrecognized compensation cost related to non-vested awards											13,900,000
Weighted-average period of recognition of unrecognized compensation cost of non-vested awards (in years)											1.5
Share-based compensation
Proportion of cash payments to awards granted										one third		one third
Period of postponement of monetary compensation at participant' request (in years)												1
Vested (in shares)											131,229
Forfeiture rate (as a percent)											3.90%
Repurchase price (in dollars per share)																														$ 5.34
Non-vested options, Quantity
Non-vested options at the beginning of the period (in shares)																													2,403,159
Granted (in shares)							1,302,070
Vested (in shares)																													(2,403,159)
Non-vested options, Exercise price
Vested (in dollars per share)																													$ 4.60
Nonvested-options, Weighted average grant-date fair value, U.S.Dollar
Non-vested options at the beginning of the period (in dollars per share)																													$ 3.16
Granted (in dollars per share)							$ 2.44
Vested (in dollars per share)																													$ 3.16
Compensation under the amendment (in dollars per share)																															$ 2
Compensation allocable to the periods prior to December 31, 2009																																	18,800,000
Reversal of total compensation allocable to the periods prior to December 31, 2009																															$ 19,000,000